Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Lease Commitments	Future minimum payments under lease commitments as of December 31, 2018 were as follows:
RMB
2019	16,333
2020	6,648
2021 and after	3,171
26,152